SHAREHOLDERS' DEFICIENCY (Details)		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Dividend yield	[1]	0.00%	0.00%
Risk-free interest rate	[2]	1.61%
Expected lives	[3]	5 years
Minimum [Member]
Expected volatility	[3]	159.80%	118.50%
Risk-free interest rate	[2]		1.19%
Expected lives	[3]		4 years
Maximum [Member]
Expected volatility	[3]	164.50%	122.40%
Risk-free interest rate	[2]		1.72%
Expected lives	[3]		5 years

[1]	We have not paid cash dividends on our common stock since 1981, and currently do not have plans to pay or declare cash dividends. Consequently, we used an expected dividend rate of zero for the valuations.
[2]	Based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected life of the options granted.
[3]	Estimated based on our historical experience. Volatility was based on historical experience over a period equivalent to the expected life in years.